Public Offering (Details)		12 Months Ended
	Oct. 14, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 24, 2020 $ / shares	Dec. 31, 2019 $ / shares
Subsidiary or Equity Method Investee [Line Items]
Number of units issued | shares | shares		50,000,000
Number Of Business Days		15 days
Warrant exercise price		$ 11.50
Warrant exercisable term, after the completion of the Business Combination		30 days
Warrant exercisable term, from the closing of the public offering		12 months
Warrant expiration term		24 months
Warrants redemption description		the warrants for redemption: (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days' prior written notice of redemption to each warrant holder; and (iv) if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 value per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
Warrant Redemption period		30 days
Underwriting discount | $		$ 27,500,000
Class A common stock
Subsidiary or Equity Method Investee [Line Items]
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Closing share price		$ 18.00
Public Offering
Subsidiary or Equity Method Investee [Line Items]
Number of units issued | shares | shares	50,000,000	50,000,000
Price per unit	$ 10.00
Closing share price		$ 10.00
Underwriting discount | $	$ 10,000,000
Underwriting discount per unit	0.20
Additional fee deferred discount | $	$ 17,500,000
Additional fee deferred discount per unit	0.35